Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 39,876	$ 27,984	$ 22,303	$ 37,264	$ 28,733	$ 19,484	$ 18,598	$ 14,210	$ 11,308	$ 9,771	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 39,146	27,684	22,227	37,419	29,070	19,861	19,102	14,702	11,788	10,263	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 41,146	28,953	23,132	38,743	29,949	20,361	19,481	14,920	11,902	10,311	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 43,794	30,631	24,326	40,488	31,117	21,029	19,998	15,222	12,064	10,381	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 43,255	30,283	24,075	40,122	30,861	20,876	19,874	15,146	12,023	10,362	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 32,480	24,111	20,021	26,286	20,788	16,618	16,012	13,263	10,951	9,728	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 31,888	23,853	19,955	26,394	21,030	16,938	16,442	13,722	11,415	10,216	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 33,529	24,953	20,771	27,334	21,671	17,368	16,774	13,930	11,530	10,268	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 35,643	26,375	21,827	28,558	22,510	17,935	17,219	14,211	11,686	10,337	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 35,242	26,097	21,616	28,306	22,331	17,806	17,114	14,142	11,646	10,320	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,388	13,909	12,840	13,847	11,118	11,640	11,149	10,865	9,713	8,573	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 16,497	13,991	12,904	13,889	11,095	11,605	11,105	10,867	9,715	8,573	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,338	13,913	12,859	13,962	11,251	11,819	11,327	11,147	9,986	8,911	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,560	14,104	13,033	14,107	11,308	11,881	11,402	11,194	10,024	8,901	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,475	14,885	13,634	14,720	11,727	12,245	11,643	11,371	10,139	8,961	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 17,440	14,754	13,516	14,603	11,685	12,154	11,613	11,347	10,124	8,954	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,289	9,292	9,338	10,672	10,796	10,481	9,823	10,008	10,054	9,824	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 10,371	9,376	9,412	10,763	10,859	10,533	9,850	10,009	10,055	9,824	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,220	9,301	9,406	10,783	10,937	10,678	10,031	10,230	10,329	10,157	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,377	9,436	9,506	10,892	11,047	10,754	10,091	10,274	10,358	10,171	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,057	9,978	10,013	11,392	11,483	11,112	10,348	10,487	10,504	10,235	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 10,906	9,872	9,895	11,295	11,378	11,022	10,293	10,445	10,476	10,221	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 24,178	17,017	17,827	16,889	15,040	16,470	12,925	12,834	11,628	9,836	9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 24,331	17,278	18,082	17,113	15,225	16,655	13,052	12,836	11,629	9,836	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 24,072	17,172	18,058	17,180	15,351	16,887	13,301	13,146	11,964	10,174	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 24,426	17,402	18,271	17,357	15,489	17,011	13,376	13,201	11,997	10,183	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 25,886	18,315	19,125	18,060	16,054	17,533	13,709	13,444	12,145	10,245	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,683	18,200	19,020	17,973	15,960	17,444	13,651	13,407	12,118	10,240	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 19,199	16,019	14,673	16,479	14,605	14,379	13,321	12,460	11,368	9,845	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 19,199	16,019	14,673	16,479	14,605	14,379	13,321	12,460	11,368	9,845	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 19,199	16,019	14,673	16,479	14,605	14,379	13,321	12,460	11,368	9,845	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 19,199	16,019	14,673	16,479	14,605	14,379	13,321	12,460	11,368	9,845	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 19,199	16,019	14,673	16,479	14,605	14,379	13,321	12,460	11,368	9,845	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 19,199	16,019	14,673	16,479	14,605	14,379	13,321	12,460	11,368	9,845	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,609	10,717	10,576	11,645	11,802	11,136	10,358	10,481	10,551	10,300	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,609	10,717	10,576	11,645	11,802	11,136	10,358	10,481	10,551	10,300	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,609	10,717	10,576	11,645	11,802	11,136	10,358	10,481	10,551	10,300	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,609	10,717	10,576	11,645	11,802	11,136	10,358	10,481	10,551	10,300	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,609	10,717	10,576	11,645	11,802	11,136	10,358	10,481	10,551	10,300	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,609	10,717	10,576	11,645	11,802	11,136	10,358	10,481	10,551	10,300	10,000
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 26,922	18,984	20,417	19,338	17,420	18,331	14,422	14,012	12,508	10,657	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 26,922	18,984	20,417	19,338	17,420	18,331	14,422	14,012	12,508	10,657	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 26,922	18,984	20,417	19,338	17,420	18,331	14,422	14,012	12,508	10,657	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 26,922	18,984	20,417	19,338	17,420	18,331	14,422	14,012	12,508	10,657	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 26,922	18,984	20,417	19,338	17,420	18,331	14,422	14,012	12,508	10,657	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 26,922	18,984	20,417	19,338	17,420	18,331	14,422	14,012	12,508	10,657	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939	$ 10,000